Material related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Details of Balances with Related Parties
Remuneration for key management personnel of the Group, including amounts paid to the Company’s directors (excluding independent non-executive
directors) as disclosed in Note 58, is as follows:

	2021	2020	2019
	RMB ’000	RMB ’000	RMB ’000
Salaries, wages and welfare	12,353	10,746	13,803
Retirement scheme contributions	1,854	1,458	1,785

	14,207	12,204	15,588

	2021	2020	2019
	RMB ’000	RMB ’000	RMB ’000
Directors and supervisors (Note 5 8 )	1,733	1,590	1,298
Senior management	12,474	10,614	14,290

	14,207	12,204	15,588

Details of Significant Transactions with Related Parties
Details of the significant transactions carried out by the Group are as follows:

		2021	2020	2019
	Note	RMB million	RMB million	RMB million
Income from CSAH and its affiliates
Rental income	(i)	7	7	7
Aviation material sales income	(ii)	4	7	36
Entrusted management income	(iii)	39	27	27
Commission income	(iv)	18	5	14
Others		4	2	1

Purchase of goods and services from CSAH and its affiliates
Commission expenses	(v)	39	36	44
Maintenance material purchase expense and lease charges for maintenance material s	(ii)	106	91	165
Air catering supplies expenses	(i)	84	88	142
Lease charges for land and buildings	(vi)	407	350	353
Property management fee	(vii)	154	129	151
Others		8	7	7

Purchase of goods and services from joint ventures and associates
Repairing charges	(viii)	2,474	1,773	2,442
Repairing charges and maintenance material purchase expenses	(ix)	2,124	2,331	2,956
Ground service expenses	(x)	13	131	112
Air catering supplies	(xi)	3	18	93
Advertising expenses	(xii)	131	169	196
Property management fee	(xiii)	17	18	26
Lease charges for land and buildings	(xiv)	14	—	—
Commission expenses	(xv)	6	10	14
Others		50	16	7

Income received from joint ventures and associates
Maintenance material sales and handling income	(xvi)	30	14	7
Entrustment income for advertising media business	(xii)	2	2	1
Repairing income	(xv)	12	12	4
Air catering supplies income	(xv)	10	8	35
Pilot training income	(xv)	19	15	35
Ground service income	(xv)&(xviii)	18	16	16
Transfer of pilots income	(xv)	24	—	—
Aircraft leasing income	(xvii)	4	—	—
Labor service income and rental income	(xix)	—	—	8
Others		15	9	15

		2021	2020	2019
	Note	RMB million	RMB million	RMB million
Purchase of goods and services from other related companies
Computer reservation services	(xx)	465	433	685
Aviation supplies expenses	(xxi)	—	—	53
Canteen service	(xxi)	—	—	24
Others		—	—	9

Aircraft related transactions with CSAH and its affiliates
Payment of lease charges on aircraft	(xxii)	5,323	4,670	2,696

(i)	Shenzhen Air Catering Co., Ltd. (“SACC”) is an associate of CSAH.
Air catering supplies expenses are payable by the Group in respect of certain in-flight
meals and related services with SACC.
In addition, the Group leased certain land and buildings, equipment to SACC under operating lease agreements.

(ii)	China Aviation Supplies Holding Company (“CASC”) is an associate of CSAH.
The Group purchases software service, as well as purchases and leases maintenance materials from CASC, and CASC also purchases maintenance materials from the Group.

(iii)	China Northern Airlines Co., Ltd. (“CNAC”) is a wholly-owned subsidiary of CSAH.
The Group provides entrusted management service to CSAH and CNAC.

(iv)	China Southern Airlines Insurance Brokerage Co., Ltd. (“SAIB”), is a wholly-owned subsidiary of CSAH. The Group provides certain website resources to SAIB for the sales of air insurance.
(v)
Commission is earned by Shenzhen Baiyun Air Service Co.,Ltd., a wholly-owned subsidiary of CSAH, in connection with the air tickets sold by them on behalf of the Group. Commission is calculated based on the rates stipulated by the Civil Aviation Administration of China and International Air Transportation Association.

(vi)	The Group leases certain land and buildings in the PRC from CSAH and its affiliates. The amount represents rental expenses for land and buildings paid or payable to CSAH and its affiliates.

(vii)
China Southern Airlines Group Property Management Co., Ltd., a wholly-owned subsidiary of CSAH, and COHL&CSAH Construction Development Co.,Ltd., a joint venture of CSAH, both provide property management services to the Group.

(viii)	MTU, a joint venture of the Group, provides comprehensive maintenance services to the Group.
(ix)
GAMECO, a joint venture of the Group, and Shenyang Aircraft Maintenance, a former joint venture of the Group, both provide comprehensive maintenance services and leases maintenance materials to the Group. Shenyang Aircraft Maintenance became a wholly-owned subsidiary of the Group on April 23, 2019.

The Group also purchases maintenance material from GAMECO.

(x)	Beijing Aviation Ground Services Co.,Ltd. and Shenyang Konggang, associates of the Group provide ground services to the Group.
(xi)	Beijing Airport Inflight Kitchen Co.,Ltd. is an associate of the Group and provides air catering related services to the Group.
(xii)	SACM, an associate of the Group, provides advertising services to the Group. The Group provides certain media resources to SACM.
(xiii)	Xinjiang Civil Aviation Property Management Ltd., an associate of the Group, provides property management services to the Group.
(xiv)	Beijing Xingming Lake Jinyan Hotel Co., Ltd. an associate of the Group, provides land and buildings lease services to the Group.
(xv)	The Group provides repairing service and air catering supplies service to Sichuan Airlines.
Commission is earned by Sichuan Airlines in connection with the air tickets sold on behalf of the Group.
In addition, the Group provides pilot training service, ground services and transferred pilots to Sichuan Airlines.

(xvi)	The Group imports and sells maintenance materials to GAMECO and MTU, and earns maintenance materials sales and handling income.
(xvii)	The Group provides aircraft lease service to Sichuan Airlines and earns aircraft leasing income.
(xviii)	The Group provides ground services to Shenyang Konggang, which is an associate of the Group.
(xix)
The Group provides labor service to Shenyang Aircraft Maintenance, and the charge rates are determined by reference to prevailing market price. In addition, the Group leases certain property and equipment to Shenyang Aircraft Maintenance.

(xx)
China Travel Sky Holding Company is a related party of the Group as a key management personnel of the Group was appointed as the director of China Travel Sky Holding Company. It provides computer reservation services to the Group.

(xxi)	The chairman of Pearl Aviation Services is the key management personnel of the Company. The Group purchases aviation supplies and canteen services from Pearl Aviation Services.
In December 2019, Pearl Aviation Services became a wholly-owned subsidiary of the Group.

(xxii)
China Southern Airlines International Finance Leasing Co., Ltd. (“CSA International”), originally a wholly owned subsidiary of CSAH, and became a joint venture of CSAH in 2019, provides aircraft and engines lease services to the Group. Also, the Group disposed aircraft to CSA International.

Details of Balances with Related Parties

(i)	Loans from Finance Company
At December 31, 2021, loans from Finance Company to the Group amounted to
RMB3,018 million (December 31, 2020: RMB1,686 million).
The unsecured loans are repayable as follows:

	2021 RMB million	2020 RMB million
Within 1 year	2,978	1,515
After 1 year but within 2 years	40	111
After 2 years but within 5 years	—	60

	3,018	1,686

Interest expense paid on such loans amounted to RMB76 million (2020: RMB27 million) and the interest rates range from 3.00% to 3.30% per annum during the year ended December 31, 2021 (2020: 3.00% to 4.28%).

(v)	Deposits placed with Finance Company
As at December 31, 2021, the Group’s deposits with Finance Company are presented in the table below. The applicable interest rates are determined in accordance with the rates published by the PBOC.

	2021 RMB million	2020 RMB million
Deposits placed with Finance Company	12,621	9,092

Southern Airlines Group Finance Co.,Ltd [member]
Statement [LineItems]
Details of Balances with Related Parties
Details of amounts due from/to CSAH and its affiliates, associates, joint ventures and other related company of the Group:

		2021	2020
	Note	RMB million	RMB million
Current receivables:
CSAH and its affiliates		14	10
Associates		72	57
Joint ventures		28	18
Other related company		1	—

	42(a)	115	85

		2021	2020
	Note	RMB million	RMB million
Long-term receivables:
Associates		151	—

	42(a)	151	—

		2021	2020
	Note	RMB million	RMB million
Prepayments of acquisition of long-term assets:
CSAH and its affiliates		719	639
Associates		495	495
Joint ventures		88	88

	30&42(b)	1,302	1,222

		2021	2020
	Note	RMB million	RMB million
Payables:
CSAH and its affiliates		174	225
Associates		14	13
Joint ventures		175	119

	42(c)	363	357

	2021 RMB million	2020 RMB million
Accrued expenses:
CSAH and its affiliates	27	47
Associates	57	73
Joint ventures	1,277	1,927
Other related companies	612	459

	1,973	2,506

Lease liabilities:
The CSAH and its affiliates	24,084	26,789